Stockholders' (Deficit) Equity and Stock-Based Compensation - Options Activity (Details) - 2022 Omnibus Plan - Options to purchase common stock - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares
Balances at the beginning (in shares)	254,000
Granted (in shares)	153,665	278,850
Exercised (in shares)	(7,883)
Forfeited (in shares)	(28,666)	(24,850)
Balances at the ending (in shares)	371,116	254,000
Exercisable (in shares)	70,147
Weighted Average Exercise Price
Balances at the beginning (in dollars per share)	$ 1.69
Granted (in dollars per share)	3.78	$ 1.68
Exercised (in dollars per share)	1.62
Forfeited (in dollars per share)	2.26	1.62
Balances at the ending (in dollars per share)	2.51	$ 1.69
Vested and exercisable at period end (in dollars per share)	$ 1.70
Weighted Average Contractual Life (in years)
Granted (in years)	9 years 2 months 26 days
Balances at the ending (in years)	8 years 9 months 7 days	9 years 4 months 24 days
Vested and exercisable at period end (in years)	8 years 4 months 24 days
Aggregate Intrinsic Value (in thousands)
Outstanding at beginning of period	$ 193
Granted	24
Exercised	55
Forfeited	41
Outstanding at end of period	4,591	$ 193
Vested and exercisable at end of period (intrinsic value)	$ 924
Additional Disclosures
Weighted average fair value of awards (in dollars per share)	$ 2.44	$ 1.01
Unrecognized stock-based compensation related to unvested stock options	$ 400
Weighted-average period over which unamortized stock-based compensation expense will recognized (in years)	1 year 10 months 9 days
Unrecognized stock options (in shares)	300,969